Stock-based Activity - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Nonvested Restricted Stock Activity [Line Items]
Unrecognized stock-based compensation expense, options		$ 830,388
Unrecognized stock-based compensation expense, recognition period		3 years 1 month 6 days
Weighted average remaining Contractual term, stock options outstanding	8 years 1 month 6 days	8 years 2 months 12 days
Stock options granted		237,000	336,000	20,500
Employee Stock Option [Member]
Schedule Of Nonvested Restricted Stock Activity [Line Items]
Stock options vested, number of shares		0
Stock option vesting period		4 years
Granted to Each of Four New Board Members [Member]
Schedule Of Nonvested Restricted Stock Activity [Line Items]
Stock options granted		40,000